Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities [Text Block]

9) Accounts payable and accrued liabilities

	December 31,	December 31,
	2021	2020
Accounts payable	$14,050	$12,289
Accrued liabilities	2,962	2,572
Accrued financial costs	174	806
Other taxes	2,537	301
Total	$19,723	$15,968